Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets, Net	GOODWILL AND OTHER INTANGIBLE ASSETS, NET
A.    COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	December 31, 2025	December 31, 2024
Original cost:
Technology	$406,919	$405,004
Customer relations	388,807	388,112
Trademarks and other	207,054	207,011
	1,002,780	1,000,127
Accumulated amortization:
Technology	285,367	272,035
Customer relations	187,738	176,702
Trademarks and other	205,025	196,630
	678,130	645,367
Amortized cost	$324,650	$354,760

B.    EXPENSES

Amortization expenses amounted to $30,957, $34,206 and $43,903 for the years ended December 31, 2025, 2024 and 2023, respectively.

C.    AMORTIZATION EXPENSES FOR FIVE SUCCEEDING YEARS

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2026		$33,443
2027		30,544
2028		27,777
2029		22,080
2030		21,395
2031	and thereafter	189,411
		$324,650
Note 11 - GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Cont.)

D.    CHANGES IN GOODWILL

Changes in goodwill during 2025 were as follows:

	Aerospace	C4I and Cyber	ISTAR and EW	Land	ESA	Total
Balance, at January 1, 2024	$63,188	$316,655	$133,228	$571,866	$414,128	$1,499,065
Sale of a subsidiary (1)	—	—	—	(3,211)	—	(3,211)
Net translation differences (2)	(2,333)	—	(2,936)	—	—	(5,269)
Balance, at January 1, 2025	$60,855	$316,655	$130,292	$568,655	$414,128	$1,490,585
Net translation differences (2)	1,530	—	5,065	—	—	6,595
Balance, at December 31, 2025	$62,385	$316,655	$135,357	$568,655	$414,128	$1,497,180

(1)See Note 1D(3).
(2)Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.